Adoption of ASU 2018-12 (Summary of Changes in DFEL) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DFEL	$ 5,045	$ 4,220
Accounting Standards Update 2018-12 [Member]
DFEL			$ 3,586
UL and Other [Member]
DFEL	4,735	3,902	3,262
UL and Other [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			3,262
As Previously Reported [Member]
DFEL	5,695	399
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
DFEL	5,695	399	396
As Previously Reported [Member] | UL and Other [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			77
Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			3,190
Restatement Adjustments [Member] | UL and Other [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			3,185
Variable Annuities [Member]
DFEL	$ 310	$ 318	324
Variable Annuities [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			324
Variable Annuities [Member] | As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			319
Variable Annuities [Member] | Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member]
DFEL			$ 5